Segment disclosure - Revenue by Geography (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Segment disclosure
Revenue	$ 63,581	$ 52,591	$ 121,109	$ 102,860
Revenue - other	0	0	1,372	0
Revenue from streams	49,099	38,879	88,602	80,152
Revenues from royalties	14,482	13,712	31,135	22,708
Australia
Segment disclosure
Revenue	23,153	16,821	43,024	26,902
Revenue from streams	15,500	9,000	28,500	14,200
Revenues from royalties	7,700	7,800	14,500	12,700
Peru
Segment disclosure
Revenue	20,223	8,165	34,066	22,290
Revenue from streams	20,100	8,000	33,700	22,000
Revenues from royalties	200	200	400	300
United States
Segment disclosure
Revenue	4,774	6,462	15,365	12,423
Revenue from streams	2,900	5,600	6,600	11,000
Revenues from royalties	1,900	900	7,500	1,400
South Africa
Segment disclosure
Revenue	3,283	3,163	6,464	6,037
Mongolia
Segment disclosure
Revenue	2,931	5,617	5,780	11,727
Mexico
Segment disclosure
Revenue	2,680	2,975	5,423	5,903
Revenue from streams	1,000	1,400	2,100	2,700
Revenues from royalties	1,700	1,600	3,300	3,200
Colombia
Segment disclosure
Revenue	3,403	2,825	5,418	5,617
Canada
Segment disclosure
Revenue	2,206	4,118	3,961	7,840
Revenue from streams	0	2,000	0	4,100
Revenues from royalties	2,200	2,100	4,000	3,800
Other
Segment disclosure
Revenue	$ 928	$ 2,445	$ 1,608	$ 4,121